PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 96.9%
Brazil: 3.1%
254,208
Ambev SA
$ 604,064
0.1
308,174  B3 SA - Brasil Bolsa
Balcao
658,315
0.2
78,836
Banco Bradesco SA
157,494
0.0
64,871
Banco BTG Pactual SA
385,148
0.1
92,404
Banco do Brasil SA
456,964
0.1
36,728  BB Seguridade
Participacoes SA
259,702
0.1
28,600
BRF SA
99,235
0.0
31,100  Caixa Seguridade
Participacoes S/A
81,695
0.0
59,177
CCR SA
121,020
0.0
64,468  Centrais Eletricas
Brasileiras SA
460,143
0.1
26,146  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
468,080
0.1
13,602
CPFL Energia SA
90,315
0.0
38,500
(1)
Embraer SA
444,206
0.1
15,658
Energisa S/A
109,592
0.0
66,170
Equatorial Energia SA
369,901
0.1
46,187
Klabin SA
152,568
0.0
50,480
Localiza Rent a Car SA
297,407
0.1
51,967
Natura & Co. Holding SA
91,705
0.0
175,637
(1)
NU Holdings Ltd./Cayman
Islands - Class A
1,798,523
0.4
203,985
Petroleo Brasileiro SA
1,464,172
0.3
46,134
(1)
PRIO SA/Brazil
322,977
0.1
71,661
Raia Drogasil SA
240,358
0.1
44,260
(2)
Rede D'Or Sao Luiz SA
218,723
0.1
70,094
Rumo SA
199,972
0.1
38,664
Suzano SA
359,982
0.1
22,737
Telefonica Brasil SA
199,302
0.1
48,763
TIM SA/Brazil
153,558
0.0
32,148
Totvs SA
188,952
0.0
43,220
Ultrapar Participacoes SA
131,407
0.0
196,533
Vale SA - Foreign
1,960,353
0.4
56,552
Vibra Energia SA
176,996
0.0
93,603
WEG SA
742,729
0.2
21,183
XP, Inc. - Class A
291,266
0.1
13,756,824
3.1
Chile: 0.4%
2,501,407
Banco de Chile
330,609
0.1
4,894  Banco de Credito e
Inversiones SA
180,856
0.0
3,657,416
Banco Santander Chile
208,034
0.1
69,839
Cencosud SA
213,296
0.1
66,010
Empresas CMPC SA
108,448
0.0
21,975
Empresas Copec SA
151,585
0.0
1,153,656
Enel Americas SA
112,263
0.0
1,658,860
Enel Chile SA
109,084
0.0
47,501
Falabella SA
198,100
0.1
8,669,340
Latam Airlines Group SA
135,855
0.0
1,748,130
0.4
China: 30.7%
45,000  AAC Technologies
Holdings, Inc.
274,553
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
2,921  Advanced Micro-
Fabrication Equipment,
Inc. China - Class A
$ 74,517
0.0
15,000  AECC Aviation Power Co.
Ltd. - Class A
75,029
0.0
333,700  Agricultural Bank of
China Ltd. - Class A
238,533
0.1
1,464,000  Agricultural Bank of
China Ltd. - Class H
881,660
0.2
40,191  Aier Eye Hospital Group
Co. Ltd. - Class A
73,651
0.0
8,000
Airtac International Group
203,173
0.1
34,000
(1)(2)
Akeso, Inc.
335,027
0.1
895,700  Alibaba Group Holding
Ltd.
14,820,236
3.4
328,000
(1)(3)
Alibaba Health
Information Technology
Ltd.
199,569
0.1
86,500  Aluminum Corp. of China
Ltd. - Class A
89,265
0.0
184,000  Aluminum Corp. of China
Ltd. - Class H
115,420
0.0
25,400  Anhui Conch Cement Co.
Ltd. - Class A
85,018
0.0
61,500
(3)
Anhui Conch Cement Co.
Ltd. - Class H
173,936
0.1
7,443  Anhui Gujing Distillery
Co. Ltd. - Class B
117,238
0.0
10,600  Anhui Jianghuai
Automobile Group Corp.
Ltd. - Class A
52,884
0.0
71,600  ANTA Sports Products
Ltd.
787,242
0.2
3,994
Autohome, Inc., ADR
110,714
0.0
12,600  Avary Holding Shenzhen
Co. Ltd. - Class A
63,358
0.0
166,000
(3)
AviChina Industry &
Technology Co. Ltd. -
Class H
83,648
0.0
126,700
(1)
Baidu, Inc. - Class A
1,462,391
0.3
100,500  Bank of Beijing Co. Ltd. -
Class A
83,739
0.0
164,700  Bank of China Ltd. -
Class A
127,223
0.0
3,817,000  Bank of China Ltd. -
Class H
2,305,290
0.5
166,500  Bank of Communications
Co. Ltd. - Class A
171,185
0.1
447,000  Bank of Communications
Co. Ltd. - Class H
399,446
0.1
32,000  Bank of Hangzhou Co.
Ltd. - Class A
63,783
0.0
79,800  Bank of Jiangsu Co. Ltd.
- Class A
104,720
0.0
53,000  Bank of Nanjing Co. Ltd.
- Class A
75,537
0.0
29,300  Bank of Ningbo Co. Ltd.
- Class A
104,386
0.0
71,200  Bank of Shanghai Co.
Ltd. - Class A
96,820
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
101,200  Baoshan Iron & Steel Co.
Ltd. - Class A
$ 100,400
0.0
41,200
(1)
BeiGene Ltd.
871,423
0.2
31,000  Beijing Enterprises
Holdings Ltd.
117,375
0.0
240,000  Beijing Enterprises Water
Group Ltd.
69,281
0.0
1,940  Beijing Kingsoft Office
Software, Inc. - Class A
80,577
0.0
5,120  Beijing Wantai Biological
Pharmacy Enterprise Co.
Ltd. - Class A
45,258
0.0
184,800  Beijing-Shanghai High
Speed Railway Co. Ltd. -
Class A
141,949
0.0
13,180
(1)(3)
Bilibili, Inc. - Class Z
252,751
0.1
11,800
(2)
BOC Aviation Ltd.
92,188
0.0
201,600  BOE Technology Group
Co. Ltd. - Class A
115,424
0.0
222,000
(3)
Bosideng International
Holdings Ltd.
113,908
0.0
7,400
BYD Co. Ltd. - Class A
384,599
0.1
67,500
BYD Co. Ltd. - Class H
3,417,966
0.8
46,000
(3)
BYD Electronic
International Co. Ltd.
239,842
0.1
42,000  C&D International
Investment Group Ltd.
87,801
0.0
1,682
(1)
Cambricon Technologies
Corp. Ltd. - Class A
145,572
0.0
662,000
(2)
CGN Power Co. Ltd. -
Class H
207,272
0.1
13,100  Chaozhou Three-Circle
Group Co. Ltd. - Class A
71,662
0.0
501,000  China CITIC Bank Corp.
Ltd. - Class H
392,987
0.1
121,000
(3)
China Coal Energy Co.
Ltd. - Class H
123,517
0.0
150,000  China Communications
Services Corp. Ltd. -
Class H
82,098
0.0
70,100  China Construction Bank
Corp. - Class A
85,354
0.0
5,218,000  China Construction Bank
Corp. - Class H
4,624,007
1.1
19,600  China CSSC Holdings
Ltd. - Class A
82,552
0.0
107,400
(1)
China Eastern Airlines
Corp. Ltd. - Class A
53,807
0.0
200,900  China Energy
Engineering Corp. Ltd. -
Class A
62,931
0.0
269,400  China Everbright Bank
Co. Ltd. - Class A
140,605
0.0
208,000
(2)
China Feihe Ltd.
156,949
0.1
39,900  China Galaxy Securities
Co. Ltd. - Class A
91,273
0.0
193,000  China Galaxy Securities
Co. Ltd. - Class H
193,670
0.1
158,000
China Gas Holdings Ltd.
144,070
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
161,000
(3)
China Hongqiao Group
Ltd.
$ 333,050
0.1
96,800
(2)
China International
Capital Corp. Ltd. - Class
H
182,007
0.1
14,100  China Life Insurance Co.
Ltd. - Class A
73,123
0.0
410,000  China Life Insurance Co.
Ltd. - Class H
792,524
0.2
25,400
(1)(2)
China Literature Ltd.
84,631
0.0
183,000
(3)
China Longyuan Power
Group Corp. Ltd. - Class
H
146,837
0.0
177,000  China Mengniu Dairy Co.
Ltd.
437,177
0.1
76,300  China Merchants Bank
Co. Ltd. - Class A
455,740
0.1
211,500
(3)
China Merchants Bank
Co. Ltd. - Class H
1,253,975
0.3
72,810  China Merchants Port
Holdings Co. Ltd.
125,192
0.0
36,500  China Merchants
Securities Co. Ltd. -
Class A
89,384
0.0
41,100  China Merchants Shekou
Industrial Zone Holdings
Co. Ltd. - Class A
51,958
0.0
180,412  China Minsheng Banking
Corp. Ltd. - Class A
97,223
0.0
335,500  China Minsheng Banking
Corp. Ltd. - Class H
151,283
0.0
206,000
(3)
China National Building
Material Co. Ltd. - Class
H
106,313
0.0
76,200  China National Nuclear
Power Co. Ltd. - Class A
96,860
0.0
23,300  China Northern Rare
Earth Group High-Tech
Co. Ltd. - Class A
72,891
0.0
114,000  China Oilfield Services
Ltd. - Class H
94,321
0.0
216,000  China Overseas Land &
Investment Ltd.
386,631
0.1
31,600  China Pacific Insurance
Group Co. Ltd. - Class A
140,266
0.0
140,600  China Pacific Insurance
Group Co. Ltd. - Class H
442,963
0.1
148,600  China Petroleum &
Chemical Corp. - Class A
117,504
0.0
1,322,000  China Petroleum &
Chemical Corp. - Class H
697,491
0.2
261,000
(3)
China Power International
Development Ltd.
98,439
0.0
103,400  China Railway Group Ltd.
- Class A
78,902
0.0
215,000  China Railway Group Ltd.
- Class H
95,112
0.0
91,500
(3)
China Resources Beer
Holdings Co. Ltd.
330,632
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
52,300  China Resources Gas
Group Ltd.
$ 156,026
0.1
180,000
(3)
China Resources Land
Ltd.
597,098
0.2
9,600  China Resources
Microelectronics Ltd. -
Class A
59,412
0.0
39,800
(2)
China Resources Mixc
Lifestyle Services Ltd.
176,025
0.1
118,000
(2)
China Resources
Pharmaceutical Group
Ltd.
76,714
0.0
110,000  China Resources Power
Holdings Co. Ltd.
261,676
0.1
376,000
(1)(3)
China Ruyi Holdings Ltd.
115,601
0.0
28,300  China Shenhua Energy
Co. Ltd. - Class A
149,740
0.0
182,500  China Shenhua Energy
Co. Ltd. - Class H
740,357
0.2
68,700
(1)
China Southern Airlines
Co. Ltd. - Class A
53,733
0.0
164,000  China State Construction
Engineering Corp. Ltd. -
Class A
119,083
0.0
114,000  China State Construction
International Holdings
Ltd.
147,560
0.0
83,000  China Taiping Insurance
Holdings Co. Ltd.
126,362
0.0
141,300  China Three Gorges
Renewables Group Co.
Ltd. - Class A
82,423
0.0
9,400  China Tourism Group
Duty Free Corp. Ltd. -
Class A
78,089
0.0
256,800
(2)
China Tower Corp. Ltd. -
Class H
345,923
0.1
135,100  China United Network
Communications Ltd. -
Class A
103,721
0.0
61,800
(1)
China Vanke Co. Ltd. -
Class A
60,091
0.0
112,200
(1)(3)
China Vanke Co. Ltd. -
Class H
79,964
0.0
85,000  China Yangtze Power Co.
Ltd. - Class A
325,972
0.1
39,500  Chongqing Changan
Automobile Co. Ltd. -
Class A
71,252
0.0
120,000
(3)
Chow Tai Fook Jewellery
Group Ltd.
135,961
0.0
289,000
CITIC Ltd.
356,698
0.1
52,000  CITIC Securities Co. Ltd.
- Class A
189,925
0.1
84,500
(3)
CITIC Securities Co. Ltd.
- Class H
221,475
0.1
102,500  CMOC Group Ltd. - Class
A
108,081
0.0
174,000  CMOC Group Ltd. - Class
H
143,831
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
15,180  Contemporary Amperex
Technology Co. Ltd. -
Class A
$ 531,303
0.1
92,000  COSCO SHIPPING
Energy Transportation
Co. Ltd. - Class H
74,485
0.0
66,000  COSCO SHIPPING
Holdings Co. Ltd. - Class
A
132,643
0.0
141,500
(3)
COSCO SHIPPING
Holdings Co. Ltd. - Class
H
223,263
0.1
117,800  CRRC Corp. Ltd. - Class
A
114,772
0.0
210,000  CRRC Corp. Ltd. - Class
H
131,017
0.0
21,400  CSC Financial Co. Ltd. -
Class A
71,305
0.0
474,000  CSPC Pharmaceutical
Group Ltd.
301,253
0.1
80,400  Daqin Railway Co. Ltd. -
Class A
72,487
0.0
58,740  East Money Information
Co. Ltd. - Class A
183,172
0.1
2,550  Eastroc Beverage Group
Co. Ltd. - Class A
87,608
0.0
44,400  ENN Energy Holdings
Ltd.
366,978
0.1
3,200  Eoptolink Technology, Inc.
Ltd. - Class A
44,305
0.0
10,800  Eve Energy Co. Ltd. -
Class A
70,331
0.0
24,100  Everbright Securities Co.
Ltd. - Class A
56,727
0.0
121,000
(3)
Far East Horizon Ltd.
99,052
0.0
76,200  Focus Media Information
Technology Co. Ltd. -
Class A
73,833
0.0
19,220  Foshan Haitian
Flavouring & Food Co.
Ltd. - Class A
107,682
0.0
152,500
Fosun International Ltd.
81,788
0.0
49,700  Founder Securities Co.
Ltd. - Class A
53,531
0.0
49,400  Foxconn Industrial
Internet Co. Ltd. - Class A
137,946
0.0
12,100  Fuyao Glass Industry
Group Co. Ltd. - Class A
97,654
0.0
30,800
(2)
Fuyao Glass Industry
Group Co. Ltd. - Class H
220,348
0.1
8,900  Ganfeng Lithium Group
Co. Ltd. - Class A
41,617
0.0
1,248,000
(1)(3)
GCL Technology Holdings
Ltd.
157,732
0.1
85,500  GD Power Development
Co. Ltd. - Class A
52,373
0.0
339,000  Geely Automobile
Holdings Ltd.
727,700
0.2
70,000
(1)
Genscript Biotech Corp.
111,238
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
18,000
(2)
Giant Biogene Holding
Co. Ltd.
$ 163,677
0.1
4,800
(1)
GigaDevice
Semiconductor, Inc. -
Class A
77,696
0.0
18,600
GoerTek, Inc. - Class A
67,250
0.0
139,500  Great Wall Motor Co. Ltd.
- Class H
244,647
0.1
13,400  Gree Electric Appliances,
Inc. of Zhuhai - Class A
83,974
0.0
9,000  Guangdong Haid Group
Co. Ltd. - Class A
62,070
0.0
172,000
(3)
Guangdong Investment
Ltd.
126,632
0.0
41,400  Guosen Securities Co.
Ltd. - Class A
58,629
0.0
74,778  Guotai Junan Securities
Co. Ltd. - Class A
177,429
0.1
81,592
(2)
Guotai Junan Securities
Co. Ltd. - Class H
118,648
0.0
11,406
H World Group Ltd., ADR
422,136
0.1
96,000
(2)(3)
Haidilao International
Holding Ltd.
216,514
0.1
32,700  Haier Smart Home Co.
Ltd. - Class A
123,448
0.0
128,200  Haier Smart Home Co.
Ltd. - Class H
413,255
0.1
38,000  Haitian International
Holdings Ltd.
100,935
0.0
68,000
(2)(3)
Hansoh Pharmaceutical
Group Co. Ltd.
214,019
0.1
19,400  Henan Shuanghui
Investment &
Development Co. Ltd. -
Class A
72,165
0.0
38,500  Hengan International
Group Co. Ltd.
107,611
0.0
39,500  Hengli Petrochemical Co.
Ltd. - Class A
83,727
0.0
23,000  Hisense Home
Appliances Group Co.
Ltd. - Class H
77,159
0.0
2,300  Hithink RoyalFlush
Information Network Co.
Ltd. - Class A
90,508
0.0
38,000
(2)(3)
Hua Hong Semiconductor
Ltd.
153,287
0.0
11,300  Huadong Medicine Co.
Ltd. - Class A
57,134
0.0
278,000  Huaneng Power
International, Inc. - Class
H
161,270
0.1
44,700  Huatai Securities Co. Ltd.
- Class A
102,042
0.0
68,800
(2)
Huatai Securities Co. Ltd.
- Class H
110,938
0.0
68,300  Huaxia Bank Co. Ltd. -
Class A
73,820
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
2,800  Huizhou Desay Sv
Automotive Co. Ltd. -
Class A
$ 43,761
0.0
8,646  Hygon Information
Technology Co. Ltd. -
Class A
169,584
0.1
7,800  IEIT Systems Co. Ltd. -
Class A
57,979
0.0
11,300
Iflytek Co. Ltd. - Class A
74,464
0.0
251,000  Industrial & Commercial
Bank of China Ltd. -
Class A
238,607
0.1
3,731,000  Industrial & Commercial
Bank of China Ltd. -
Class H
2,662,371
0.6
78,000  Industrial Bank Co. Ltd. -
Class A
232,760
0.1
285,800
(1)
Inner Mongolia BaoTou
Steel Union Co. Ltd. -
Class A
70,560
0.0
28,000  Inner Mongolia Yili
Industrial Group Co. Ltd.
- Class A
108,426
0.0
67,100  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
146,218
0.0
69,000
(1)(2)(3)
Innovent Biologics, Inc.
415,163
0.1
11,900  JCET Group Co. Ltd. -
Class A
57,751
0.0
64,250
(1)(2)
JD Health International,
Inc.
274,354
0.1
111,100
(1)(2)
JD Logistics, Inc.
179,538
0.1
134,250
JD.com, Inc. - Class A
2,761,729
0.6
76,000  Jiangsu Expressway Co.
Ltd. - Class H
90,245
0.0
7,300  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
80,401
0.0
25,200  Jiangsu Hengrui
Pharmaceuticals Co. Ltd.
- Class A
170,628
0.1
7,000  Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd. -
Class A
73,619
0.0
77,000
(3)
Jiangxi Copper Co. Ltd. -
Class H
135,497
0.0
66,839  Jinko Solar Co. Ltd. -
Class A
59,811
0.0
15,306
(1)
Kanzhun Ltd., ADR
293,416
0.1
37,375
KE Holdings, Inc., ADR
750,864
0.2
175,000
(1)
Kingdee International
Software Group Co. Ltd.
297,920
0.1
54,200
Kingsoft Corp. Ltd.
263,961
0.1
149,800
(1)(2)
Kuaishou Technology
1,050,482
0.3
13,700  Kuang-Chi Technologies
Co. Ltd. - Class A
71,696
0.0
218,000
Kunlun Energy Co. Ltd.
213,023
0.1
4,300  Kweichow Moutai Co.
Ltd. - Class A
926,170
0.2
454,000
Lenovo Group Ltd.
616,969
0.2
27,800  Lens Technology Co. Ltd.
- Class A
97,456
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
69,000
(1)(3)
Li Auto, Inc. - Class A
$ 869,566
0.2
132,500
Li Ning Co. Ltd.
271,959
0.1
116,500
(2)
Longfor Group Holdings
Ltd.
147,405
0.0
43,400  LONGi Green Energy
Technology Co. Ltd. -
Class A
94,916
0.0
29,100  Luxshare Precision
Industry Co. Ltd. - Class
A
164,644
0.1
5,943  Luzhou Laojiao Co. Ltd.
- Class A
106,426
0.0
270,900
(1)(2)
Meituan - Class B
5,451,177
1.2
13,600  Midea Group Co. Ltd. -
Class A
147,277
0.0
16,900
(1)
Midea Group Co. Ltd. -
Class H
171,337
0.1
22,200  MINISO Group Holding
Ltd.
102,327
0.0
249,600
(1)(3)
MMG Ltd.
86,129
0.0
6,308  Montage Technology Co.
Ltd. - Class A
68,424
0.0
22,000  Muyuan Foods Co. Ltd. -
Class A
117,559
0.0
33,500  NARI Technology Co. Ltd.
- Class A
101,184
0.0
2,300  NAURA Technology
Group Co. Ltd. - Class A
132,571
0.0
105,500
NetEase, Inc.
2,167,246
0.5
13,000  New China Life Insurance
Co. Ltd. - Class A
92,435
0.0
47,600  New China Life Insurance
Co. Ltd. - Class H
181,994
0.1
81,900  New Oriental Education &
Technology Group, Inc.
389,581
0.1
8,545  Ningbo Tuopu Group Co.
Ltd. - Class A
69,087
0.0
37,100  Ningxia Baofeng Energy
Group Co. Ltd. - Class A
74,359
0.0
79,860
(1)(3)
NIO, Inc. - Class A
302,331
0.1
113,000
(2)
Nongfu Spring Co. Ltd. -
Class H
490,204
0.1
52,400  Orient Securities Co. Ltd./
China - Class A
68,310
0.0
38,082
(1)
PDD Holdings, Inc., ADR
4,507,005
1.0
530,000  People's Insurance Co.
Group of China Ltd. -
Class H
274,543
0.1
104,500  PetroChina Co. Ltd. -
Class A
118,677
0.0
1,138,000  PetroChina Co. Ltd. -
Class H
922,643
0.2
386,000  PICC Property & Casualty
Co. Ltd. - Class H
714,760
0.2
83,500  Ping An Bank Co. Ltd. -
Class A
129,727
0.0
44,300  Ping An Insurance Group
Co. of China Ltd. - Class
A
315,626
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
361,000  Ping An Insurance Group
Co. of China Ltd. - Class
H
$ 2,154,792
0.5
52,700  Poly Developments and
Holdings Group Co. Ltd.
- Class A
60,010
0.0
30,200
(2)
Pop Mart International
Group Ltd.
610,364
0.2
142,300  Postal Savings Bank of
China Co. Ltd. - Class A
102,287
0.0
403,000
(2)
Postal Savings Bank of
China Co. Ltd. - Class H
249,372
0.1
91,600  Power Construction Corp.
of China Ltd. - Class A
60,553
0.0
6,650  Qifu Technology, Inc.,
ADR
298,651
0.1
37,200
(1)
Qinghai Salt Lake
Industry Co. Ltd. - Class
A
84,875
0.0
56,300  Rongsheng
Petrochemical Co. Ltd. -
Class A
66,856
0.0
36,900  SAIC Motor Corp. Ltd. -
Class A
80,642
0.0
41,000  Sanan Optoelectronics
Co. Ltd. - Class A
67,422
0.0
39,600  Sany Heavy Industry Co.
Ltd. - Class A
104,369
0.0
21,100  Satellite Chemical Co.
Ltd. - Class A
66,879
0.0
33,400  SDIC Power Holdings Co.
Ltd. - Class A
66,462
0.0
5,900  Seres Group Co. Ltd. -
Class A
102,926
0.0
20,500  SF Holding Co. Ltd. -
Class A
121,877
0.0
37,700  Shaanxi Coal Industry
Co. Ltd. - Class A
103,066
0.0
23,200  Shandong Gold Mining
Co. Ltd. - Class A
86,479
0.0
33,750
(2)(3)
Shandong Gold Mining
Co. Ltd. - Class H
80,596
0.0
153,600  Shandong Weigao Group
Medical Polymer Co. Ltd.
- Class H
117,646
0.0
75,025  Shanghai Baosight
Software Co. Ltd. - Class
B
133,413
0.0
54,500
(1)
Shanghai Electric Group
Co. Ltd. - Class A
57,743
0.0
15,600  Shanghai Fosun
Pharmaceutical Group
Co. Ltd. - Class A
53,410
0.0
56,500  Shanghai
Pharmaceuticals Holding
Co. Ltd. - Class H
81,323
0.0
112,700  Shanghai Pudong
Development Bank Co.
Ltd. - Class A
162,018
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
3,882  Shanghai United Imaging
Healthcare Co. Ltd. -
Class A
$ 65,195
0.0
4,800  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. -
Class A
141,865
0.0
3,300  Shennan Circuits Co. Ltd.
- Class A
57,974
0.0
131,900  Shenwan Hongyuan
Group Co. Ltd. - Class A
89,769
0.0
7,300  Shenzhen Inovance
Technology Co. Ltd. -
Class A
68,663
0.0
4,700  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
151,680
0.0
5,434  Shenzhen Transsion
Holdings Co. Ltd. - Class
A
68,079
0.0
46,300  Shenzhou International
Group Holdings Ltd.
348,139
0.1
24,300  Sichuan Chuantou
Energy Co. Ltd. - Class A
53,772
0.0
18,000
Silergy Corp.
209,084
0.1
77,200  Sinopharm Group Co.
Ltd. - Class H
179,150
0.1
40,000
Sinotruk Hong Kong Ltd.
108,645
0.0
105,000
(2)(3)
Smoore International
Holdings Ltd.
179,399
0.1
9,100  Sungrow Power Supply
Co. Ltd. - Class A
87,257
0.0
41,000  Sunny Optical Technology
Group Co. Ltd.
378,489
0.1
23,396
(1)
TAL Education Group,
ADR
309,061
0.1
36,030
TBEA Co. Ltd. - Class A
59,738
0.0
112,840  TCL Technology Group
Corp. - Class A
69,237
0.0
357,300
Tencent Holdings Ltd.
22,830,024
5.2
41,418  Tencent Music
Entertainment Group,
ADR
596,833
0.1
112,000  Tingyi Cayman Islands
Holding Corp.
188,032
0.1
74,000  Tongcheng Travel
Holdings Ltd.
198,974
0.1
23,700  Tongwei Co. Ltd. - Class
A
62,572
0.0
60,000  TravelSky Technology
Ltd. - Class H
89,092
0.0
33,750
Trip.com Group Ltd.
2,145,381
0.5
36,000
(3)
Tsingtao Brewery Co. Ltd.
- Class H
259,243
0.1
17,400  Unisplendour Corp. Ltd.
- Class A
66,187
0.0
19,536  Vipshop Holdings Ltd.,
ADR
306,324
0.1
13,400  Wanhua Chemical Group
Co. Ltd. - Class A
124,247
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
266,000
(3)
Want Want China
Holdings Ltd.
$ 167,516
0.1
48,500  Weichai Power Co. Ltd. -
Class A
110,049
0.0
95,000  Weichai Power Co. Ltd. -
Class H
200,084
0.1
32,800  Wens Foodstuffs Group
Co. Ltd. - Class A
75,425
0.0
6,200  Will Semiconductor Co.
Ltd. Shanghai - Class A
114,331
0.0
13,800  Wuliangye Yibin Co. Ltd.
- Class A
250,146
0.1
9,700  WUS Printed Circuit
Kunshan Co. Ltd. - Class
A
44,596
0.0
10,000  WuXi AppTec Co. Ltd. -
Class A
93,182
0.0
15,800
(2)
WuXi AppTec Co. Ltd. -
Class H
141,098
0.0
198,500
(1)(2)
Wuxi Biologics Cayman,
Inc.
694,242
0.2
60,000  XCMG Construction
Machinery Co. Ltd. -
Class A
71,401
0.0
904,200
(1)(2)
Xiaomi Corp. - Class B
5,721,534
1.3
290,000
(3)
Xinyi Solar Holdings Ltd.
112,060
0.0
69,100
(1)(3)
XPeng, Inc. - Class A
714,102
0.2
74,000
(2)(3)
Yadea Group Holdings
Ltd.
144,153
0.0
207,200  Yankuang Energy Group
Co. Ltd. - Class H
215,069
0.1
21,420
Yum China Holdings, Inc.
1,115,125
0.3
10,800  Yunnan Baiyao Group
Co. Ltd. - Class A
84,529
0.0
2,900  Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.
- Class A
80,814
0.0
88,000  Zhaojin Mining Industry
Co. Ltd. - Class H
175,778
0.1
104,600  Zhejiang Expressway Co.
Ltd. - Class H
85,381
0.0
15,600  Zhejiang Juhua Co. Ltd.
- Class A
53,327
0.0
29,600
(1)(2)
Zhejiang Leapmotor
Technology Co. Ltd.
192,028
0.1
19,200  Zhejiang NHU Co. Ltd. -
Class A
59,279
0.0
4,620  Zhongji Innolight Co. Ltd.
- Class A
64,296
0.0
27,800  Zhongjin Gold Corp. Ltd.
- Class A
54,258
0.0
49,500  Zhongsheng Group
Holdings Ltd.
87,175
0.0
32,300  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
134,090
0.0
90,200  Zijin Mining Group Co.
Ltd. - Class A
226,827
0.1
302,000
(3)
Zijin Mining Group Co.
Ltd. - Class H
689,132
0.2
22,700
ZTE Corp. - Class A
107,556
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
37,800
(3)
ZTE Corp. - Class H
$ 116,631
0.0
23,550  ZTO Express Cayman,
Inc.
465,595
0.1
135,802,041
30.7
Colombia: 0.1%
13,173  Bancolombia SA -
Preference Shares
147,858
0.1
24,243  Interconexion Electrica
SA ESP
110,722
0.0
258,580
0.1
Czechia: 0.2%
8,477
(3)
CEZ AS
419,766
0.1
4,314
Komercni Banka AS
209,143
0.1
18,825
(2)
Moneta Money Bank AS
119,398
0.0
748,307
0.2
Egypt: 0.1%
124,161  Commercial International
Bank Egypt SAE
202,434
0.1
46,872
Talaat Moustafa Group
49,217
0.0
251,651
0.1
Greece: 0.6%
126,718  Alpha Services and
Holdings SA
304,356
0.1
142,599  Eurobank Ergasias
Services and Holdings SA
383,059
0.1
9,675  Hellenic
Telecommunications
Organization SA
157,400
0.0
6,576
Jumbo SA
180,284
0.0
5,935
Mytilineos SA
261,561
0.1
48,733  National Bank of Greece
SA
500,878
0.1
9,371
OPAP SA
186,164
0.1
60,394  Piraeus Financial
Holdings SA
331,850
0.1
11,688
Public Power Corp. SA
175,507
0.0
2,481,059
0.6
Hong Kong: 0.1%
109,800
(1)
J&T Global Express Ltd.
79,895
0.0
7,000  Orient Overseas
International Ltd.
103,619
0.0
594,000  Sino Biopharmaceutical
Ltd.
287,213
0.1
470,727
0.1
Hungary: 0.3%
22,526  MOL Hungarian Oil &
Gas PLC
177,638
0.0
12,197
OTP Bank Nyrt
820,638
0.2
7,508
Richter Gedeon Nyrt
206,802
0.1
1,205,078
0.3
India: 18.1%
2,997
ABB India Ltd.
193,423
0.0
8,482
Adani Enterprises Ltd.
228,745
0.1
29,848  Adani Ports & Special
Economic Zone Ltd.
410,991
0.1
31,700
(1)
Adani Power Ltd.
187,355
0.0
2,101
Alkem Laboratories Ltd.
119,678
0.0
34,690
Ambuja Cements Ltd.
217,387
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
10,263
APL Apollo Tubes Ltd.
$ 182,842
0.0
5,578  Apollo Hospitals
Enterprise Ltd.
430,809
0.1
82,777
Ashok Leyland Ltd.
196,230
0.0
21,402
Asian Paints Ltd.
584,745
0.1
7,719
Astral Ltd.
116,585
0.0
20,969
(2)
AU Small Finance Bank
Ltd.
130,511
0.0
14,730
(1)
Aurobindo Pharma Ltd.
199,271
0.1
9,004
(1)(2)
Avenue Supermarts Ltd.
429,338
0.1
126,256
Axis Bank Ltd.
1,619,544
0.4
3,676
Bajaj Auto Ltd.
337,447
0.1
15,176
Bajaj Finance Ltd.
1,581,169
0.4
21,194
Bajaj Finserv Ltd.
495,629
0.1
1,518  Bajaj Holdings &
Investment Ltd.
220,851
0.1
4,468
Balkrishna Industries Ltd.
133,135
0.0
59,179
Bank of Baroda
157,444
0.0
203,389
Bharat Electronics Ltd.
711,444
0.2
14,455
Bharat Forge Ltd.
196,630
0.0
60,702  Bharat Heavy Electricals
Ltd.
152,448
0.0
85,598  Bharat Petroleum Corp.
Ltd.
277,213
0.1
138,922
Bharti Airtel Ltd.
2,808,487
0.6
401
Bosch Ltd.
132,719
0.0
5,930
Britannia Industries Ltd.
341,664
0.1
3,669
BSE Ltd.
233,604
0.1
104,116
Canara Bank
107,729
0.0
34,620  CG Power & Industrial
Solutions Ltd.
257,164
0.1
23,591  Cholamandalam
Investment and Finance
Co. Ltd.
417,707
0.1
29,379
Cipla Ltd./India
493,711
0.1
103,750
Coal India Ltd.
480,998
0.1
7,448  Colgate-Palmolive India
Ltd.
207,933
0.1
13,594  Container Corp. Of India
Ltd.
109,571
0.0
7,802
Cummins India Ltd.
276,941
0.1
29,241
Dabur India Ltd.
172,918
0.0
6,627
Divi's Laboratories Ltd.
446,553
0.1
1,927  Dixon Technologies India
Ltd.
295,557
0.1
41,205
DLF Ltd.
325,703
0.1
32,698  Dr Reddy's Laboratories
Ltd.
436,896
0.1
7,547
Eicher Motors Ltd.
470,810
0.1
126,106
GAIL India Ltd.
268,679
0.1
146,087
(1)
GMR Airports
Infrastructure Ltd.
128,536
0.0
22,748  Godrej Consumer
Products Ltd.
307,639
0.1
8,359
(1)
Godrej Properties Ltd.
206,588
0.1
14,531
Grasim Industries Ltd.
442,539
0.1
14,200
Havells India Ltd.
253,147
0.1
52,459
HCL Technologies Ltd.
971,820
0.2
5,435
(2)
HDFC Asset
Management Co. Ltd.
254,284
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
309,132
HDFC Bank Ltd.
$ 6,589,524
1.5
53,985
(2)
HDFC Life Insurance Co.
Ltd.
431,449
0.1
6,648
Hero MotoCorp Ltd.
288,501
0.1
74,962
Hindalco Industries Ltd.
594,835
0.1
11,083  Hindustan Aeronautics
Ltd.
538,525
0.1
54,269  Hindustan Petroleum
Corp. Ltd.
227,165
0.1
45,113
Hindustan Unilever Ltd.
1,191,312
0.3
8,167
(1)
Hyundai Motor India Ltd.
163,168
0.0
290,560
ICICI Bank Ltd.
4,567,028
1.0
13,532
(2)
ICICI Lombard General
Insurance Co. Ltd.
283,270
0.1
20,063
(2)
ICICI Prudential Life
Insurance Co. Ltd.
132,064
0.0
215,895
(1)
IDFC First Bank Ltd.
138,131
0.0
47,196
Indian Hotels Co. Ltd.
432,476
0.1
158,591
Indian Oil Corp. Ltd.
235,062
0.1
14,029  Indian Railway Catering &
Tourism Corp. Ltd.
118,873
0.0
67,363
(1)
Indus Towers Ltd.
261,944
0.1
29,591
IndusInd Bank Ltd.
223,912
0.1
3,948
Info Edge India Ltd.
329,625
0.1
181,774
Infosys Ltd.
3,330,747
0.8
10,517
(1)(2)
InterGlobe Aviation Ltd.
626,806
0.1
163,208
ITC Ltd.
779,841
0.2
18,816
Jindal Stainless Ltd.
127,296
0.0
22,922
Jindal Steel & Power Ltd.
242,581
0.1
23,952
JSW Energy Ltd.
150,134
0.0
33,712
JSW Steel Ltd.
415,788
0.1
20,396
Jubilant Foodworks Ltd.
157,897
0.0
22,086  Kalyan Jewellers India
Ltd.
120,024
0.0
60,453
Kotak Mahindra Bank Ltd.
1,530,410
0.4
37,244
Larsen & Toubro Ltd.
1,514,575
0.3
4,146
(2)
LTIMindtree Ltd.
216,589
0.1
12,801
Lupin Ltd.
303,103
0.1
16,899
(2)
Macrotech Developers
Ltd.
235,775
0.1
50,810
Mahindra & Mahindra Ltd.
1,577,103
0.4
6,557
(1)
Mankind Pharma Ltd.
185,232
0.0
28,629
Marico Ltd.
217,786
0.1
6,911
Maruti Suzuki India Ltd.
928,398
0.2
43,305  Max Healthcare Institute
Ltd.
553,902
0.1
5,959
Mphasis Ltd.
173,560
0.0
130
MRF Ltd.
170,884
0.0
6,653
Muthoot Finance Ltd.
184,971
0.0
18,442
Nestle India Ltd.
484,584
0.1
170,040
NHPC Ltd.
162,314
0.0
177,973
NMDC Ltd.
142,289
0.0
244,496
NTPC Ltd.
1,016,504
0.2
6,291
Oberoi Realty Ltd.
119,812
0.0
175,783  Oil & Natural Gas Corp.
Ltd.
505,170
0.1
27,841
Oil India Ltd.
125,606
0.0
1,210  Oracle Financial Services
Software Ltd.
110,265
0.0
343
Page Industries Ltd.
170,944
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
18,505
(1)
PB Fintech Ltd.
$ 341,731
0.1
6,104
Persistent Systems Ltd.
391,727
0.1
43,791
Petronet LNG Ltd.
149,993
0.0
11,186
Phoenix Mills Ltd.
214,342
0.1
4,293
PI Industries Ltd.
171,665
0.0
8,414
Pidilite Industries Ltd.
279,996
0.1
3,008
Polycab India Ltd.
180,317
0.0
83,084
Power Finance Corp. Ltd.
399,765
0.1
259,387  Power Grid Corp. of India
Ltd.
877,807
0.2
9,735  Prestige Estates Projects
Ltd.
134,473
0.0
131,541
Punjab National Bank
147,068
0.0
29,731
Rail Vikas Nigam Ltd.
121,174
0.0
73,727
REC Ltd.
367,519
0.1
332,319
Reliance Industries Ltd.
4,940,697
1.1
159,189
(1)
Reliance Strategic
Investments Ltd.
421,575
0.1
173,683  Samvardhana Motherson
International Ltd.
263,720
0.1
16,659  SBI Cards & Payment
Services Ltd.
171,241
0.0
25,141
(2)
SBI Life Insurance Co.
Ltd.
453,486
0.1
521
Shree Cement Ltd.
185,276
0.0
78,858
Shriram Finance Ltd.
602,226
0.1
4,882
Siemens Ltd.
299,595
0.1
1,530
Solar Industries India Ltd.
200,013
0.1
24,771
(2)
Sona Blw Precision
Forgings Ltd.
132,822
0.0
7,774
SRF Ltd.
266,602
0.1
98,368
State Bank of India
884,398
0.2
52,990  Sun Pharmaceutical
Industries Ltd.
1,073,828
0.2
3,775
Sundaram Finance Ltd.
201,491
0.1
3,629
Supreme Industries Ltd.
144,698
0.0
532,945
(1)
Suzlon Energy Ltd.
350,524
0.1
6,522  Tata Communications
Ltd.
119,864
0.0
49,031  Tata Consultancy
Services Ltd.
2,062,566
0.5
32,942  Tata Consumer Products
Ltd.
384,500
0.1
1,995
Tata Elxsi Ltd.
121,210
0.0
112,733
Tata Motors Ltd.
883,901
0.2
88,241
Tata Power Co. Ltd.
385,364
0.1
420,933
Tata Steel Ltd.
751,956
0.2
29,984
Tech Mahindra Ltd.
494,568
0.1
2,366
Thermax Ltd.
100,811
0.0
19,723
Titan Co. Ltd.
703,866
0.2
5,872  Torrent Pharmaceuticals
Ltd.
221,017
0.1
9,499
Torrent Power Ltd.
164,136
0.0
10,109
Trent Ltd.
626,650
0.1
6,031  Tube Investments of India
Ltd.
194,411
0.0
13,090
TVS Motor Co. Ltd.
369,006
0.1
6,445
UltraTech Cement Ltd.
864,475
0.2
88,103
Union Bank of India Ltd.
129,082
0.0
15,789
United Spirits Ltd.
258,339
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
29,857
(1)
UPL Ltd.
$ 213,616
0.1
71,335
Varun Beverages Ltd.
448,865
0.1
75,664
Vedanta Ltd.
407,733
0.1
1,451,677
(1)
Vodafone Idea Ltd.
114,832
0.0
12,244
Voltas Ltd.
208,305
0.1
145,009
Wipro Ltd.
442,284
0.1
809,201
(1)
Yes Bank Ltd.
159,057
0.0
396,354
(1)
Zomato Ltd.
931,071
0.2
14,018
Zydus Lifesciences Ltd.
144,993
0.0
79,964,762
18.1
Indonesia: 1.2%
765,500  Adaro Energy Indonesia
Tbk PT
85,040
0.0
363,500
(1)
Amman Mineral
Internasional PT
117,390
0.0
1,115,700  Astra International Tbk
PT
330,191
0.1
3,059,200
Bank Central Asia Tbk PT
1,570,242
0.4
2,086,100  Bank Mandiri Persero
Tbk PT
647,603
0.2
834,900  Bank Negara Indonesia
Persero Tbk PT
211,760
0.1
3,799,000  Bank Rakyat Indonesia
Persero Tbk PT
918,340
0.2
1,425,449
Barito Pacific Tbk PT
60,648
0.0
436,400  Chandra Asri Pacific Tbk
PT
189,739
0.0
399,000  Charoen Pokphand
Indonesia Tbk PT
105,522
0.0
50,861,500
(1)
GoTo Gojek Tokopedia
Tbk PT
252,942
0.1
125,000  Indofood CBP Sukses
Makmur Tbk PT
76,804
0.0
234,300  Indofood Sukses Makmur
Tbk PT
100,387
0.0
1,197,200
Kalbe Farma Tbk PT
82,054
0.0
1,010,200  Sumber Alfaria Trijaya
Tbk PT
125,039
0.0
2,796,500  Telkom Indonesia Persero
Tbk PT
406,135
0.1
83,500
United Tractors Tbk PT
118,370
0.0
5,398,206
1.2
Kuwait: 0.8%
93,931
Boubyan Bank KSCP
208,713
0.1
128,993
Gulf Bank KSCP
148,521
0.0
570,769  Kuwait Finance House
KSCP
1,467,821
0.3
43,808
Mabanee Co. KPSC
117,172
0.0
112,890  Mobile
Telecommunications Co.
KSCP
175,586
0.0
447,416  National Bank of Kuwait
SAKP
1,518,609
0.4
3,636,422
0.8
Luxembourg: 0.1%
7,663
Reinet Investments SCA
186,073
0.1
10,856
(1)
Zabka Group SA
57,981
0.0
244,054
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia: 1.3%
142,400
AMMB Holdings Bhd
$ 180,001
0.1
168,000
Axiata Group Bhd
67,981
0.0
197,700
CelcomDIGI Bhd
155,268
0.1
420,000  CIMB Group Holdings
Bhd
665,457
0.2
226,300
Gamuda Bhd
215,443
0.1
117,700
Genting Bhd
86,522
0.0
35,300
Hong Leong Bank Bhd
160,625
0.1
115,500
IHH Healthcare Bhd
180,115
0.1
136,700
IOI Corp. Bhd
112,535
0.0
27,300  Kuala Lumpur Kepong
Bhd
127,349
0.0
301,300
Malayan Banking Bhd
687,898
0.2
136,600
Maxis Bhd
104,563
0.0
69,500
MISC Bhd
112,433
0.0
185,000
(2)
MR DIY Group M Bhd
58,974
0.0
3,900
Nestle Malaysia Bhd
65,401
0.0
159,300  Petronas Chemicals
Group Bhd
130,480
0.0
19,600
Petronas Dagangan Bhd
80,844
0.0
38,700
Petronas Gas Bhd
147,213
0.0
35,800
PPB Group Bhd
92,916
0.0
214,200  Press Metal Aluminium
Holdings Bhd
244,018
0.1
822,600
Public Bank Bhd
821,030
0.2
93,000
QL Resources Bhd
98,059
0.0
88,900
RHB Bank Bhd
137,031
0.0
169,500
Sime Darby Bhd
84,664
0.0
114,500  Sime Darby Plantation
Bhd
126,799
0.0
128,500
Sunway Bhd
131,798
0.0
70,000
Telekom Malaysia Bhd
103,537
0.0
161,200
Tenaga Nasional Bhd
486,922
0.1
185,700
YTL Corp. Bhd
84,162
0.0
139,000  YTL Power International
Bhd
104,936
0.0
5,854,974
1.3
Mexico: 1.9%
206,078
(3)
Alfa SAB de CV - Class A
160,516
0.0
1,030,107  America Movil SAB de
CV
733,903
0.2
28,151  Arca Continental SAB
de CV
294,365
0.1
848,994
Cemex SAB de CV
476,676
0.1
29,108  Coca-Cola Femsa SAB
de CV
267,120
0.1
158,640  Fibra Uno Administracion
SA de CV
185,272
0.0
96,765  Fomento Economico
Mexicano SAB de CV
941,762
0.2
10,123  Gruma SAB de CV -
Class B
181,986
0.0
16,215  Grupo Aeroportuario del
Centro Norte SAB de CV
159,262
0.0
21,304  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
393,558
0.1
9,944  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
271,699
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
72,071
(3)
Grupo Bimbo SAB de CV
$ 195,422
0.1
31,641
Grupo Carso SAB de CV
184,362
0.0
15,700  Grupo Comercial
Chedraui SA de CV
88,226
0.0
144,469  Grupo Financiero Banorte
SAB de CV - Class O
1,003,013
0.2
103,412
(1)
Grupo Financiero Inbursa
SAB de CV - Class O
232,500
0.1
172,698  Grupo Mexico SAB de
CV
862,794
0.2
11,402
(1)
Industrias Penoles SAB
de CV
212,011
0.1
83,049  Kimberly-Clark de Mexico
SAB de CV - Class A
136,071
0.0
59,208  Prologis Property Mexico
SA de CV
190,113
0.0
11,200  Promotora y Operadora
de Infraestructura SAB
de CV
112,840
0.0
7,500
(3)
Qualitas Controladora
SAB de CV
65,198
0.0
4,846
Southern Copper Corp.
452,907
0.1
287,779  Wal-Mart de Mexico SAB
de CV
795,507
0.2
8,597,083
1.9
Peru: 0.2%
9,853  Cia de Minas
Buenaventura SAA, ADR
154,002
0.0
3,790
Credicorp Ltd.
705,547
0.2
859,549
0.2
Philippines: 0.5%
13,630
Ayala Corp.
141,086
0.0
371,200
Ayala Land, Inc.
149,625
0.0
104,535  Bank of the Philippine
Islands
241,140
0.1
135,520
BDO Unibank, Inc.
363,044
0.1
56,880  International Container
Terminal Services, Inc.
352,860
0.1
24,970
Jollibee Foods Corp.
104,723
0.0
15,690
Manila Electric Co.
150,799
0.0
104,090  Metropolitan Bank & Trust
Co.
133,001
0.0
4,360
PLDT, Inc.
96,758
0.0
11,870
SM Investments Corp.
163,740
0.1
567,600
SM Prime Holdings, Inc.
238,523
0.1
2,135,299
0.5
Poland: 1.0%
32,115
(1)(2)
Allegro.eu SA
260,527
0.1
10,089  Bank Polska Kasa Opieki
SA
461,225
0.1
3,510
CD Projekt SA
192,886
0.0
2,716
(1)(2)(3)
Dino Polska SA
317,015
0.1
7,685
KGHM Polska Miedz SA
251,216
0.1
60
L.P. SA
273,776
0.1
850
(1)(3)
mBank SA
178,647
0.0
52,096
(1)
PGE Polska Grupa
Energetyczna SA
107,203
0.0
31,412  Polski Koncern Naftowy
ORLEN SA
553,280
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Poland (continued)
47,677  Powszechna Kasa
Oszczednosci Bank
Polski SA
$ 930,917
0.2
32,339  Powszechny Zaklad
Ubezpieczen SA
469,847
0.1
2,216  Santander Bank Polska
SA
319,096
0.1
4,315,635
1.0
Qatar: 0.8%
128,040
Barwa Real Estate Co.
92,839
0.0
182,851
Commercial Bank PSQC
209,558
0.1
115,919
Dukhan Bank
112,449
0.0
80,831
Industries Qatar QSC
286,161
0.1
335,565
Masraf Al Rayan QSC
207,368
0.1
328,543  Mesaieed Petrochemical
Holding Co.
129,578
0.0
46,341
Ooredoo QPSC
150,185
0.0
26,282  Qatar Electricity & Water
Co. QSC
107,409
0.0
35,039
Qatar Fuel QSC
142,908
0.0
156,857  Qatar Gas Transport Co.
Ltd.
200,972
0.1
57,430  Qatar International
Islamic Bank QSC
160,886
0.0
99,033
Qatar Islamic Bank SAQ
558,647
0.1
258,208  Qatar National Bank
QPSC
1,138,024
0.3
3,496,984
0.8
Romania: 0.0%
32,600
NEPI Rockcastle NV
235,623
0.0
Saudi Arabia: 3.9%
8,138
ACWA Power Co.
739,868
0.2
19,624
Ades Holding Co.
85,056
0.0
106,220
Al Rajhi Bank
2,883,372
0.7
2,257
(1)
Al Rajhi Co for Co-
operative Insurance
84,643
0.0
68,473
Alinma Bank
558,950
0.1
23,217
Almarai Co. JSC
342,974
0.1
50,171
Arab National Bank
307,920
0.1
1,459  Arabian Internet &
Communications Services
Co.
117,526
0.0
34,019
Bank AlBilad
334,899
0.1
29,731
(1)
Bank Al-Jazira
138,184
0.0
67,435
Banque Saudi Fransi
333,218
0.1
4,683  Bupa Arabia for
Cooperative Insurance
Co.
220,473
0.1
4,234  Co. for Cooperative
Insurance
161,153
0.0
2,050
Dallah Healthcare Co.
69,188
0.0
30,472
(1)
Dar Al Arkan Real Estate
Development Co.
173,458
0.0
4,778  Dr Sulaiman Al Habib
Medical Services Group
Co.
354,869
0.1
1,332
Elm Co.
344,443
0.1
21,195
Etihad Etisalat Co.
344,671
0.1
33,531
Jarir Marketing Co.
115,814
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
5,517  Mouwasat Medical
Services Co.
$ 110,357
0.0
81,762
Riyad Bank
716,959
0.2
13,077
SABIC Agri-Nutrients Co.
369,089
0.1
20,362  Sahara International
Petrochemical Co.
112,775
0.0
1,279  SAL Saudi Logistics
Services
67,078
0.0
72,419
(1)
Saudi Arabian Mining Co.
888,672
0.2
313,430
(2)
Saudi Arabian Oil Co.
2,232,804
0.5
3,262  Saudi Aramco Base Oil
Co.
91,244
0.0
55,977
Saudi Awwal Bank
559,167
0.1
50,021  Saudi Basic Industries
Corp.
849,441
0.2
42,317
Saudi Electricity Co.
179,678
0.1
22,249  Saudi Industrial
Investment Group
92,060
0.0
35,451
Saudi Investment Bank
138,023
0.0
161,909
Saudi National Bank
1,542,888
0.4
2,013
(1)
Saudi Research & Media
Group
92,499
0.0
2,755  Saudi Tadawul Group
Holding Co.
149,750
0.0
110,531
Saudi Telecom Co.
1,336,296
0.3
15,656  Yanbu National
Petrochemical Co.
144,340
0.0
17,383,799
3.9
South Africa: 2.8%
47,099
Absa Group Ltd.
454,652
0.1
5,130  Anglo American Platinum
Ltd.
206,320
0.0
21,497  Aspen Pharmacare
Holdings Ltd.
191,966
0.0
18,580
Bid Corp. Ltd.
445,322
0.1
18,876
Bidvest Group Ltd.
242,449
0.1
4,782  Capitec Bank Holdings
Ltd.
813,326
0.2
12,883
Clicks Group Ltd.
238,007
0.1
29,614
Discovery Ltd.
322,225
0.1
277,450
FirstRand Ltd.
1,090,329
0.3
49,615
Gold Fields Ltd.
1,096,180
0.3
32,004  Harmony Gold Mining
Co. Ltd.
468,689
0.1
50,882
(1)
Impala Platinum Holdings
Ltd.
350,290
0.1
3,980
Kumba Iron Ore Ltd.
67,737
0.0
94,209
MTN Group Ltd.
633,181
0.1
9,171
Naspers Ltd. - Class N
2,274,322
0.5
25,573
Nedbank Group Ltd.
358,803
0.1
265,275
Old Mutual Ltd.
172,172
0.0
46,068
OUTsurance Group Ltd.
175,126
0.0
132,883
(2)
Pepkor Holdings Ltd.
185,029
0.0
28,507
Remgro Ltd.
246,676
0.1
98,194
Sanlam Ltd.
443,172
0.1
33,486
(1)
Sasol Ltd.
140,308
0.0
27,535
Shoprite Holdings Ltd.
410,646
0.1
73,650  Standard Bank Group
Ltd.
962,336
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Africa (continued)
34,397
Vodacom Group Ltd.
$ 236,289
0.1
52,438  Woolworths Holdings
Ltd./South Africa
145,860
0.0
12,371,412
2.8
South Korea: 8.5%
2,213
(1)
Alteogen, Inc.
540,951
0.1
1,651
Amorepacific Corp.
114,379
0.0
8,836
Celltrion, Inc.
1,020,695
0.2
470
CJ CheilJedang Corp.
78,965
0.0
3,087
Coway Co. Ltd.
170,058
0.0
2,579
DB Insurance Co. Ltd.
155,791
0.0
3,211
Doosan Bobcat, Inc.
109,645
0.0
25,157
(1)
Doosan Enerbility Co.
Ltd.
403,922
0.1
2,747
(1)
Ecopro BM Co. Ltd.
181,314
0.0
5,678
Ecopro Co. Ltd.
193,109
0.1
1,245
(1)
Ecopro Materials Co. Ltd.
49,426
0.0
15,894  Hana Financial Group,
Inc.
648,958
0.2
1,288
Hanjin Kal Corp.
71,305
0.0
4,215  Hankook Tire &
Technology Co. Ltd.
113,491
0.0
2,494  Hanmi Semiconductor
Co. Ltd.
119,244
0.0
1,747  Hanwha Aerospace Co.
Ltd.
750,659
0.2
5,047
(1)
Hanwha Ocean Co. Ltd.
232,254
0.1
2,437
HD Hyundai Co. Ltd.
120,509
0.0
1,299  HD Hyundai Electric Co.
Ltd.
265,099
0.1
1,221  HD Hyundai Heavy
Industries Co. Ltd.
233,505
0.1
2,358  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
324,706
0.1
6,527
(1)
HLB, Inc.
245,361
0.1
14,181
HMM Co. Ltd.
189,368
0.0
1,281
HYBE Co. Ltd.
205,828
0.1
2,021
Hyundai Glovis Co. Ltd.
155,384
0.0
3,340
Hyundai Mobis Co. Ltd.
594,368
0.1
7,583
Hyundai Motor Co.
1,024,236
0.2
3,909
Hyundai Rotem Co. Ltd.
281,133
0.1
14,041
Industrial Bank of Korea
136,244
0.0
17,266
Kakao Corp.
460,286
0.1
9,320
KakaoBank Corp.
140,746
0.0
20,441
KB Financial Group, Inc.
1,107,978
0.3
13,191
Kia Corp.
834,313
0.2
4,114  Korea Aerospace
Industries Ltd.
211,318
0.1
14,030  Korea Electric Power
Corp.
207,056
0.1
2,303  Korea Investment
Holdings Co. Ltd.
115,163
0.0
264
Korea Zinc Co. Ltd.
139,796
0.0
9,853
Korean Air Lines Co. Ltd.
143,439
0.0
1,586
(1)
Krafton, Inc.
362,702
0.1
5,701
KT&G Corp.
392,125
0.1
2,738
LG Chem Ltd.
460,434
0.1
5,158
LG Corp.
227,492
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
17,449
(1)
LG Display Co. Ltd.
$ 105,154
0.0
5,925
LG Electronics, Inc.
312,533
0.1
2,607
(1)
LG Energy Solution Ltd.
597,138
0.1
513
LG H&H Co. Ltd.
109,287
0.0
846
LG Innotek Co. Ltd.
92,974
0.0
11,804
LG Uplus Corp.
82,609
0.0
830
LS Electric Co. Ltd.
101,611
0.0
5,240  Meritz Financial Group,
Inc.
438,053
0.1
13,877  Mirae Asset Securities
Co. Ltd.
87,033
0.0
7,845
NAVER Corp.
1,025,214
0.2
802
NCSoft Corp.
81,682
0.0
7,765  NH Investment &
Securities Co. Ltd.
74,498
0.0
1,361  Orion Corp./Republic of
Korea
109,300
0.0
1,745
(1)
POSCO Future M Co.
Ltd.
144,136
0.0
3,928
POSCO Holdings, Inc.
749,104
0.2
2,935
Posco International Corp.
98,953
0.0
985
(1)(2)
Samsung Biologics Co.
Ltd.
683,601
0.2
4,905
Samsung C&T Corp.
391,790
0.1
3,202  Samsung Electro-
Mechanics Co. Ltd.
283,614
0.1
262,212  Samsung Electronics Co.
Ltd.
10,395,519
2.4
1,711  Samsung Fire & Marine
Insurance Co. Ltd.
417,568
0.1
36,917
(1)
Samsung Heavy
Industries Co. Ltd.
340,537
0.1
4,446  Samsung Life Insurance
Co. Ltd.
251,333
0.1
3,087
Samsung SDI Co. Ltd.
398,942
0.1
2,365
Samsung SDS Co. Ltd.
187,280
0.0
23,898  Shinhan Financial Group
Co. Ltd.
764,804
0.2
1,787
(1)
SK Biopharmaceuticals
Co. Ltd.
121,886
0.0
29,883
SK Hynix, Inc.
3,983,584
0.9
3,509
SK Innovation Co. Ltd.
269,970
0.1
5,256
(1)
SK Square Co. Ltd.
336,684
0.1
2,899
SK Telecom Co. Ltd.
109,198
0.0
1,984
SK, Inc.
175,617
0.0
1,101
(1)
SKC Co. Ltd.
78,134
0.0
2,608
S-Oil Corp.
99,583
0.0
34,560  Woori Financial Group,
Inc.
390,275
0.1
3,171
Yuhan Corp.
237,261
0.1
37,659,214
8.5
Taiwan: 16.8%
28,000
Accton Technology Corp.
496,076
0.1
167,000
Acer, Inc.
180,230
0.0
25,595
Advantech Co. Ltd.
292,456
0.1
4,000
Alchip Technologies Ltd.
337,190
0.1
185,000  ASE Technology Holding
Co. Ltd.
813,024
0.2
129,000
Asia Cement Corp.
182,303
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
19,000  Asia Vital Components
Co. Ltd.
$ 269,039
0.1
39,000
Asustek Computer, Inc.
725,640
0.2
380,000
AUO Corp.
155,581
0.0
35,000  Catcher Technology Co.
Ltd.
223,015
0.1
526,000  Cathay Financial Holding
Co. Ltd.
981,535
0.2
83,179  Chailease Holding Co.
Ltd.
294,149
0.1
330,464  Chang Hwa Commercial
Bank Ltd.
177,713
0.0
101,000  Cheng Shin Rubber
Industry Co. Ltd.
153,518
0.0
169,000
China Airlines Ltd.
115,516
0.0
880,000  China Development
Financial Holding Corp.
459,558
0.1
650,000
China Steel Corp.
440,629
0.1
209,000  Chunghwa Telecom Co.
Ltd.
811,941
0.2
238,000
Compal Electronics, Inc.
231,344
0.1
930,000  CTBC Financial Holding
Co. Ltd.
1,118,167
0.3
109,000
Delta Electronics, Inc.
1,205,568
0.3
47,000
E Ink Holdings, Inc.
382,618
0.1
793,516  E.Sun Financial Holding
Co. Ltd.
693,682
0.2
11,000
Eclat Textile Co. Ltd.
147,857
0.0
16,000
Elite Material Co. Ltd.
267,989
0.1
4,000  eMemory Technology,
Inc.
281,231
0.1
151,000
Eva Airways Corp.
185,792
0.0
56,000  Evergreen Marine Corp.
Taiwan Ltd.
375,459
0.1
161,000  Far Eastern New Century
Corp.
160,771
0.0
97,000  Far EasTone
Telecommunications Co.
Ltd.
270,225
0.1
27,720  Feng TAY Enterprise Co.
Ltd.
100,609
0.0
610,306  First Financial Holding
Co. Ltd.
500,772
0.1
196,000  Formosa Chemicals &
Fibre Corp.
155,273
0.0
215,000
Formosa Plastics Corp.
238,900
0.1
8,500
Fortune Electric Co. Ltd.
117,178
0.0
450,620  Fubon Financial Holding
Co. Ltd.
1,171,737
0.3
30,000  Gigabyte Technology Co.
Ltd.
223,138
0.1
5,000
Global Unichip Corp.
162,495
0.0
14,000
Globalwafers Co. Ltd.
135,966
0.0
681,000  Hon Hai Precision
Industry Co. Ltd.
3,071,848
0.7
16,420
Hotai Motor Co. Ltd.
300,810
0.1
481,710  Hua Nan Financial
Holdings Co. Ltd.
407,324
0.1
441,544
Innolux Corp.
203,107
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
13,000  International Games
System Co. Ltd.
$ 306,073
0.1
153,000
Inventec Corp.
198,168
0.0
5,000  Jentech Precision
Industrial Co. Ltd.
150,585
0.0
6,000
Largan Precision Co. Ltd.
432,145
0.1
118,000
Lite-On Technology Corp.
327,720
0.1
4,000
Lotes Co. Ltd.
169,246
0.0
83,000
MediaTek, Inc.
3,577,338
0.8
656,756  Mega Financial Holding
Co. Ltd.
796,071
0.2
41,000  Micro-Star International
Co. Ltd.
202,455
0.0
286,000
Nan Ya Plastics Corp.
260,571
0.1
9,000  Nien Made Enterprise
Co. Ltd.
108,041
0.0
32,000  Novatek Microelectronics
Corp.
531,973
0.1
110,000
Pegatron Corp.
281,131
0.1
13,000
(1)
PharmaEssentia Corp.
205,023
0.0
123,000
Pou Chen Corp.
131,890
0.0
30,000  President Chain Store
Corp.
227,243
0.1
150,000
Quanta Computer, Inc.
1,043,648
0.2
27,000  Realtek Semiconductor
Corp.
430,448
0.1
89,300  Ruentex Development
Co. Ltd.
95,308
0.0
218,000  Shanghai Commercial &
Savings Bank Ltd.
298,151
0.1
815,800
(1)
Shin Kong Financial
Holding Co. Ltd.
301,090
0.1
589,714  SinoPac Financial
Holdings Co. Ltd.
400,034
0.1
72,000  Synnex Technology
International Corp.
155,929
0.0
644,245  Taishin Financial Holding
Co. Ltd.
335,953
0.1
387,008
Taiwan Business Bank
171,464
0.0
365,000
Taiwan Cement Corp.
354,176
0.1
570,430  Taiwan Cooperative
Financial Holding Co. Ltd.
416,126
0.1
94,000  Taiwan High Speed Rail
Corp.
75,869
0.0
100,000
Taiwan Mobile Co. Ltd.
351,895
0.1
1,358,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
38,245,341
8.7
77,000  Unimicron Technology
Corp.
219,348
0.1
265,000  Uni-President Enterprises
Corp.
646,226
0.1
633,000  United Microelectronics
Corp.
885,074
0.2
56,477  Vanguard International
Semiconductor Corp.
160,782
0.0
4,000  Voltronic Power
Technology Corp.
187,049
0.0
39,000
Wan Hai Lines Ltd.
92,938
0.0
153,000
Wistron Corp.
448,530
0.1
6,000
Wiwynn Corp.
303,838
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
91,000
WPG Holdings Ltd.
$ 171,868
0.0
23,727
Yageo Corp.
349,463
0.1
96,000  Yang Ming Marine
Transport Corp.
217,173
0.1
572,620  Yuanta Financial Holding
Co. Ltd.
586,884
0.1
40,000  Zhen Ding Technology
Holding Ltd.
126,874
0.0
74,196,125
16.8
Thailand: 1.1%
66,000  Advanced Info Service
PCL
536,701
0.1
231,800
Airports of Thailand PCL
259,036
0.1
621,000  Bangkok Dusit Medical
Services PCL - Class F
399,371
0.1
411,900  Bangkok Expressway &
Metro PCL
65,807
0.0
21,300  Bumrungrad Hospital
PCL
103,522
0.0
12,000  Bumrungrad Hospital
PCL
58,322
0.0
108,500
Central Pattana PCL
151,006
0.0
103,200
Central Retail Corp. PCL
76,355
0.0
200,200  Charoen Pokphand
Foods PCL
140,860
0.0
322,200
CP ALL PCL - Foreign
471,332
0.1
115,702
CP AXTRA PCL
89,228
0.0
173,156  Delta Electronics
Thailand PCL
341,066
0.1
159,900  Gulf Energy Development
PCL
234,489
0.1
348,500  Home Product Center
PCL
88,570
0.0
53,300  Intouch Holdings PCL -
Class F
128,046
0.0
32,500
Kasikornbank PCL
155,283
0.0
194,800
Krung Thai Bank PCL
138,909
0.0
56,300
Krungthai Card PCL
75,904
0.0
184,400
Minor International PCL
143,798
0.0
77,900  PTT Exploration &
Production PCL
268,324
0.1
554,100
PTT PCL - Foreign
523,308
0.1
45,400
SCB X PCL
165,000
0.1
41,800  Siam Cement PCL
- Foreign
192,854
0.1
1,505,500  TMBThanachart Bank
PCL
87,234
0.0
569,000
(1)
True Corp. PCL
197,050
0.1
5,091,375
1.1
Turkey: 0.6%
174,593
Akbank TAS
240,398
0.1
76,150  Aselsan Elektronik
Sanayi Ve Ticaret AS
240,606
0.1
25,312  BIM Birlesik Magazalar
AS
305,665
0.1
44,061
Coca-Cola Icecek AS
62,076
0.0
164,474  Eregli Demir ve Celik
Fabrikalari TAS
97,599
0.0
3,768
Ford Otomotiv Sanayi AS
105,153
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Turkey (continued)
58,742  Haci Omer Sabanci
Holding AS
$ 130,001
0.0
41,515
KOC Holding AS
179,149
0.1
12,825
(1)
Pegasus Hava
Tasimaciligi AS
87,111
0.0
634,149
(1)
Sasa Polyester Sanayi
AS
62,466
0.0
30,625
(1)
Turk Hava Yollari AO
250,819
0.1
67,191  Turkcell Iletisim
Hizmetleri AS
169,569
0.0
487,199  Turkiye Is Bankasi AS -
Class C
157,374
0.0
53,719  Turkiye Petrol Rafinerileri
AS
195,355
0.1
79,406  Turkiye Sise ve Cam
Fabrikalari AS
80,657
0.0
190,233
Yapi ve Kredi Bankasi AS
120,561
0.0
2,484,559
0.6
United Arab Emirates: 1.4%
162,793  Abu Dhabi Commercial
Bank PJSC
482,452
0.1
81,426  Abu Dhabi Islamic Bank
PJSC
355,588
0.1
172,169  Abu Dhabi National Oil
Co. for Distribution PJSC
159,210
0.1
180,040  ADNOC Drilling Co.
PJSC
251,948
0.1
213,349
Aldar Properties PJSC
487,219
0.1
167,574  Americana Restaurants
International PLC
97,177
0.0
161,448
Dubai Islamic Bank PJSC
314,249
0.1
46,162  Emaar Development
PJSC
153,254
0.0
367,904
Emaar Properties PJSC
1,332,375
0.3
104,902  Emirates NBD Bank
PJSC
576,918
0.1
195,738  Emirates
Telecommunications
Group Co. PJSC
900,619
0.2
247,704  First Abu Dhabi Bank
PJSC
932,009
0.2
200,811
(1)
Multiply Group PJSC
90,569
0.0
6,133,587
1.4
United Kingdom: 0.2%
27,870
Anglogold Ashanti PLC
1,046,147
0.2
United States: 0.1%
42,393
JBS S/A
305,702
0.1
4,301
(1)
Legend Biotech Corp.,
ADR
145,933
0.0
451,635
0.1
Total Common Stock
(Cost $390,409,146)
428,278,841
96.9
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: 1.7%
Brazil: 1.1%
300,421  Banco Bradesco SA -
Preference Shares
$ 665,444
0.2
14,949  Centrais Eletricas
Brasileiras SA
116,601
0.0
99,523  Cia Energetica de Minas
Gerais
178,939
0.0
64,200  Cia Paranaense de
Energia
117,792
0.0
77,604
Gerdau SA
220,853
0.0
296,321
Itau Unibanco Holding SA
1,631,560
0.4
310,014
Itausa SA
513,390
0.1
243,199
Petroleo Brasileiro SA
1,586,678
0.4
5,031,257
1.1
Chile: 0.1%
8,243  Sociedad Quimica y
Minera de Chile SA
328,143
0.1
Colombia: 0.1%
24,234
Bancolombia SA
244,774
0.1
South Korea: 0.4%
1,078
Hyundai Motor Co.
108,588
0.0
1,911  Hyundai Motor Co. -
Second Preference
Shares
193,866
0.1
44,202  Samsung Electronics Co.
Ltd.
1,430,703
0.3
1,733,157
0.4
Total Preferred Stock
(Cost $7,693,301)
7,337,331
1.7
Total Long-Term
Investments
(Cost $398,102,447)
435,616,172
98.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 3.4%
Repurchase Agreements: 1.9%
2,283,256
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/31/2025, 4.370%, due
04/01/2025 (Repurchase
Amount $2,283,529,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,328,921, due
04/10/25-03/01/55)
2,283,256
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
46,597
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%, due
04/01/2025 (Repurchase
Amount $2,283,529,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.470%-
6.500%, Market Value
plus accrued interest
$2,328,921, due
06/01/28-02/01/55)
$ 46,597
0.0
2,283,256
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase Amount
$46,603, collateralized
by various U.S.
Government Securities,
0.000%-1.500%, Market
Value plus accrued
interest $47,529, due
02/15/27-02/15/55)
2,283,256
0.6
1,301,975
(4)
JPMorgan Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.360%, due
04/01/2025 (Repurchase
Amount $1,302,131,
collateralized by various
U.S. Government
Securities, 2.375%-
4.625%, Market Value
plus accrued interest
$1,328,015, due
02/15/42-02/15/55)
1,301,975
0.3
2,283,256
(4)
RBC Dominion Securities,
Inc., Repurchase
Agreement dated
03/31/2025, 4.360%, due
04/01/2025 (Repurchase
Amount $2,283,529,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$2,328,921, due
04/10/25-12/15/66)
2,283,256
0.5
Total Repurchase
Agreements
(Cost $8,198,340)
8,198,340
1.9
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits: 0.3%
210,000
(4)
Canadian Imperial Bank
Of Commerce,
4.320
%,
04/01/2025 $ 210,000
0.0
200,000
(4)
Credit Agricole Corporate
And Investment Bank,
4.310
%,
04/01/2025 200,000
0.0
150,000
(4)
Dnb Bank Asa,
4.310
%,
04/01/2025 150,000
0.0
190,000
(4)
Landesbank Hessen
Thueringen Girozentrale,
4.320
%,
04/01/2025 190,000
0.0
210,000
(4)
Mizuho Bank Ltd.,
4.330
%,
04/01/2025 210,000
0.1
220,000
(4)
Royal Bank Of Canada,
4.330
%,
04/01/2025 220,000
0.1
210,000
(4)
Societe Generale,
4.320
%,
04/01/2025 210,000
0.1
160,000
(4)
Svenska Handelsbanken
AB,
4.300
%,
04/01/2025 160,000
0.0
Total Time Deposits
(Cost $1,550,000)
1,550,000
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 1.2%
5,439,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $5,439,000) $ 5,439,000 1.2
Total Short-Term
Investments
(Cost $15,187,340)
15,187,340
3.4
Total Investments in
Securities
(Cost $413,289,787) $ 450,803,512 102.0
Liabilities in Excess of
Other Assets (8,913,813) (2.0)
Net Assets $ 441,889,699 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 24.0%
Information Technology 21.6
Consumer Discretionary 14.3
Communication Services 10.1
Industrials 6.2
Materials 5.8
Consumer Staples 4.6
Energy 4.5
Health Care 3.3
Utilities 2.6
Real Estate 1.6
Short-Term Investments 3.4
Liabilities in Excess of Other Assets (2.0)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Brazil $ 13,756,824 $ — $ — $ 13,756,824
Chile 1,748,130 — — 1,748,130
China 9,158,019 126,644,022 — 135,802,041
Colombia 258,580 — — 258,580
Czechia 539,164 209,143 — 748,307
Egypt 251,651 — — 251,651
Greece — 2,481,059 — 2,481,059
Hong Kong — 470,727 — 470,727
Hungary 206,802 998,276 — 1,205,078
India 376,784 79,587,978 — 79,964,762
Indonesia 1,918,839 3,479,367 — 5,398,206
Kuwait 117,172 3,519,250 — 3,636,422
Luxembourg 244,054 — — 244,054
Malaysia 591,708 5,263,266 — 5,854,974
Mexico 8,597,083 — — 8,597,083
Peru 859,549 — — 859,549
Philippines 971,426 1,163,873 — 2,135,299
Poland — 4,315,635 — 4,315,635
Qatar 1,253,809 2,243,175 — 3,496,984
Romania 235,623 — — 235,623
Saudi Arabia 3,519,381 13,864,418 — 17,383,799
South Africa 4,075,701 8,295,711 — 12,371,412
South Korea — 37,659,214 — 37,659,214
Taiwan — 74,196,125 — 74,196,125
Thailand — 5,091,375 — 5,091,375
Turkey 1,174,288 1,310,271 — 2,484,559
United Arab Emirates 3,114,259 3,019,328 — 6,133,587
United Kingdom — 1,046,147 — 1,046,147
United States 451,635 — — 451,635
Total Common Stock 53,420,481 374,858,360 — 428,278,841
Preferred Stock 5,604,174 1,733,157 — 7,337,331
Short-Term Investments 5,439,000 9,748,340 — 15,187,340
Total Investments, at fair value $ 64,463,655 $ 386,339,857 $ — $ 450,803,512
Liabilities Table
Other Financial Instruments+
Futures $ (241,845) $ — $ — $ (241,845)
Total Liabilities $ (241,845) $ — $ — $ (241,845)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
At March 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 134 06/20/25 $ 7,442,360 $ (241,845)
$ 7,442,360 $ (241,845)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 66,108,631
Gross Unrealized Depreciation (28,594,906)
Net Unrealized Appreciation $ 37,513,725